Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019		$ 200		$ (4,080,059)	$ (4,079,859)
Balance (in Shares) at Dec. 31, 2019		2,000,000
Stock issued for services		$ 1,181	121,870		123,051
Stock issued for services (in Shares)		11,805,000
Net loss				(3,169,018)	(3,169,018)
Balance at Dec. 31, 2020		$ 1,381	121,870	(7,249,077)	(7,125,826)
Balance (in Shares) at Dec. 31, 2020		13,805,000
Stock issued upon conversion of convertible notes
Net loss				(780,641)	(780,641)
Balance at Mar. 31, 2021		$ 1,381	121,870	(8,029,718)	(7,906,467)
Balance (in Shares) at Mar. 31, 2021		13,805,000
Balance at Dec. 31, 2020		$ 1,381	121,870	(7,249,077)	(7,125,826)
Balance (in Shares) at Dec. 31, 2020		13,805,000
Warrants issued in connection with debt			1,650,128		1,650,128
Stock issued for services		$ 9	891		900
Stock issued for services (in Shares)		90,000
Stock issued for acquisition		$ 4	424,996		425,000
Stock issued for acquisition (in Shares)		42,500
Preferred stock, Series A, dividends payable			(355,417)		(355,417)
Stock issued for cash	$ 1		7,079,999		7,080,000
Stock issued for cash (in Shares)	8,000
Net loss				(7,765,523)	(7,765,523)
Balance at Dec. 31, 2021	$ 1	$ 1,394	8,922,467	(15,014,600)	(6,090,738)
Balance (in Shares) at Dec. 31, 2021	8,000	13,937,500
Stock issued for cash with initial public offering		$ 144	10,623,348		10,623,348
Stock issued for cash with initial public offering (in Shares)		1,440,000
Series A warrants issued in connection with initial public offering			1,902,689		1,902,689
Series B warrants in connection with initial public offering			158,558		158,558
Warrants issued in connection with debt			65,624		65,624
Stock issued upon exercise of Series B Warrants		$ 144	(144)
Stock issued upon exercise of Series B Warrants (in Shares)		1,437,730
Stock issued upon conversion of convertible notes		$ 124	5,622,761		5,622,885
Stock issued upon conversion of convertible notes (in Shares)		1,239,494
Stock issued in connection with acquisition		$ 4	(4)
Stock issued in connection with acquisition (in Shares)		42,500
Stock issued for conversion of accounts payable		$ 1	147,222		147,223
Stock issued for conversion of accounts payable (in Shares)		14,723
Stock issued for services		$ 88	822,538		822,626
Stock issued for services (in Shares)		877,000
Stock issued upon conversion of preferred stock	$ (1)	$ 1,050	(1,049)
Stock issued upon conversion of preferred stock (in Shares)	(7,000)	10,499,469
Common stock issued under future equity agreements		$ 217	10,844,743		10,844,960
Common stock issued under future equity agreements (in Shares)		2,168,992
Preferred stock dividend payable			(85,417)		(85,417)
Net loss				(16,574,477)	(16,574,477)
Balance at Mar. 31, 2022		$ 3,166	$ 39,023,336	$ (31,589,077)	$ 7,437,425
Balance (in Shares) at Mar. 31, 2022	1,000	31,657,408